Regulatory Assets and Liabilities (ROE of Tampa Electric) (Details) - Tampa Electric Division [Member] - Florida Public Service Commission [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 110
Public Utilities Approved Return On Equity Percentage Trigger Rate Minimum	9.25%
Public Utilities Approved Return On Equity Percentage Trigger Rate Maximum	11.25%
Public Utilities, Approved Equity Capital Structure, Percentage	54.00%
Minimum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	9.25%
Maximum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	11.25%